AST PIMCO CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments — 94.1%
Corporate Bonds — 81.0%
Aerospace & Defense — 1.6%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.950%	02/01/24		20	$20,506
2.750%	02/01/26		80	82,193
4.508%	05/01/23		20	21,427
5.150%	05/01/30		15	17,275
5.930%	05/01/60		13	16,628
				158,029
Agriculture — 1.9%
Altria Group, Inc.,
Gtd. Notes
3.700%	02/04/51		100	91,211
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26		100	98,965
				190,176
Airlines — 3.8%
Alaska Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.800%	02/15/29		48	52,737
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		78	79,541
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.350%	04/15/31		43	43,659
British Airways 2020-1 Class A Pass-Through Trust (United Kingdom),
Sr. Sec’d. Notes, 144A
4.250%	05/15/34		50	51,931
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28		10	10,880
JetBlue 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
2.750%	11/15/33		48	48,400
JetBlue 2020-1 Class A Pass-Through Trust,
Sr. Sec’d. Notes
4.000%	05/15/34		25	27,084
United Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.875%	04/15/29		49	53,971
				368,203
Auto Manufacturers — 3.3%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, EMTN
1.744%	07/19/24	EUR	100	117,910
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36		25	32,409
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN
0.800%	01/08/24		50	49,576
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.690% (Cap N/A, Floor 0.000%)
0.883%(c)	09/28/22		22	$22,009
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.330%
0.367%(c)	01/11/24		100	100,013
				321,917
Banks — 9.0%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		50	47,037
2.496%(ff)	02/13/31		17	16,883
3.093%(ff)	10/01/25		50	53,376
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.142%(ff)	01/24/23		25	25,518
4.075%(ff)	04/23/29		40	44,497
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, EMTN
1.750%(ff)	11/19/30	EUR	100	121,412
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.093%(ff)	12/09/26		22	21,546
3.500%	01/23/25		20	21,575
3.691%(ff)	06/05/28		50	54,691
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 1.750%
1.969%(c)	10/28/27		21	21,980
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.782%(ff)	02/01/28		40	44,117
4.203%(ff)	07/23/29		50	56,491
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.407%	03/07/24		45	48,277
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.200%	11/01/24		21	22,069
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.450%	06/02/25		30	32,039
4.500%	07/17/25		50	55,290
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.819%(ff)	01/30/26		25	26,002
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.740%
0.963%(c)	01/17/23		22	22,165
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.860%
1.083%(c)	07/19/23		20	20,240
Sr. Unsec’d. Notes
3.364%	07/12/27		50	54,274
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.196%(ff)	06/17/27		30	32,153
A1

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Banks (cont’d.)
3.300%	09/09/24	33	$35,629
			877,261
Beverages — 1.3%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	75	82,213
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.150%	01/23/25	20	22,214
5.550%	01/23/49	10	12,896
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.875%	10/15/49	15	14,594
			131,917
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51	10	12,173
Chemicals — 0.6%
Nutrition & Biosciences, Inc.,
Gtd. Notes, 144A
1.230%	10/01/25	47	46,224
3.468%	12/01/50	17	16,682
			62,906
Commercial Services — 1.2%
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26	25	24,526
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.250%	05/01/29	60	67,658
S&P Global, Inc.,
Gtd. Notes
1.250%	08/15/30	25	22,844
			115,028
Computers — 3.3%
Apple, Inc.,
Sr. Unsec’d. Notes
1.200%	02/08/28	100	96,291
2.950%	09/11/49	25	24,150
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.900%	10/01/26	50	56,839
5.300%	10/01/29	5	5,847
6.020%	06/15/26	20	23,665
6.200%	07/15/30	12	14,942
Fortinet, Inc.,
Sr. Unsec’d. Notes
2.200%	03/15/31	10	9,703
NetApp, Inc.,
Sr. Unsec’d. Notes
3.300%	09/29/24	40	43,140
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Computers (cont’d.)
Seagate HDD Cayman,
Gtd. Notes
4.875%	06/01/27	40	$44,000
			318,577
Diversified Financial Services — 1.7%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.500%	01/15/23	25	26,448
Brookfield Finance, Inc. (Canada),
Gtd. Notes
4.850%	03/29/29	25	28,915
Credit Acceptance Corp.,
Gtd. Notes, 144A
5.125%	12/31/24	15	15,390
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.100%	06/15/30	50	48,116
Synchrony Financial,
Sr. Unsec’d. Notes
3.950%	12/01/27	40	43,106
			161,975
Electric — 10.0%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series J
4.300%	12/01/28	45	50,657
Sr. Unsec’d. Notes, Series N
1.000%	11/01/25	22	21,539
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.800%	06/01/29	10	11,002
Black Hills Corp.,
Sr. Unsec’d. Notes
3.050%	10/15/29	25	25,816
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	36	36,893
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/45	10	11,580
Sr. Unsec’d. Notes, Series C
3.000%	12/01/60	20	17,499
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	50	47,408
2.500%	12/01/29	60	61,182
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.532%	10/01/30	25	24,030
Entergy Louisiana LLC,
First Mortgage
2.350%	06/15/32	100	98,461
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	5	5,417
3.950%	06/15/25	35	38,373

A2

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Electric (cont’d.)
4.050%	04/15/30	25	$27,799
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
3.250%	06/01/25	20	21,364
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29	55	56,151
MidAmerican Energy Co.,
First Mortgage
3.650%	04/15/29	20	22,208
Nevada Power Co.,
General Ref. Mortgage, Series DD
2.400%	05/01/30	50	49,951
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.250%	04/01/26	60	64,742
Pacific Gas & Electric Co.,
First Mortgage
1.750%	06/16/22	40	40,055
3.750%	08/15/42	50	46,010
4.550%	07/01/30	40	43,405
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	20	22,556
Southern California Edison Co.,
First Mortgage, SOFR + 0.640%
0.650%(c)	04/03/23	40	40,036
First Mortgage
2.850%	08/01/29	40	40,863
First Ref. Mortgage, Series B
2.400%	02/01/22	50	50,662
			975,659
Electronics — 0.1%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.875%	01/12/28	5	5,422
Foods — 0.5%
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.950%	03/15/25	45	49,474
Gas — 1.4%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
1.500%	01/15/31	55	50,340
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
1.750%	10/01/30	20	18,437
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30	15	16,261
Southern California Gas Co.,
First Mortgage, Series WW
3.950%	02/15/50	45	50,053
			135,091
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Healthcare-Products — 0.5%
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
3.300%	09/15/29	15	$15,867
Stryker Corp.,
Sr. Unsec’d. Notes
3.650%	03/07/28	30	33,162
			49,029
Healthcare-Services — 0.8%
CommonSpirit Health,
Sr. Sec’d. Notes
3.347%	10/01/29	20	21,360
HCA, Inc.,
Gtd. Notes
5.375%	09/01/26	5	5,648
Sr. Sec’d. Notes
4.125%	06/15/29	25	27,695
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.950%	12/01/29	25	25,771
			80,474
Home Builders — 0.7%
D.R. Horton, Inc.,
Gtd. Notes
5.750%	08/15/23	40	44,197
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	25	27,922
			72,119
Insurance — 0.7%
Great-West Lifeco US Finance 2020 LP (Canada),
Gtd. Notes, 144A
0.904%	08/12/25	25	24,585
Hanover Insurance Group, Inc. (The),
Sr. Unsec’d. Notes
2.500%	09/01/30	30	29,433
Protective Life Corp.,
Sr. Unsec’d. Notes, 144A
3.400%	01/15/30	15	15,584
			69,602
Internet — 0.4%
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28	25	24,940
Expedia Group, Inc.,
Gtd. Notes, 144A
3.600%	12/15/23	15	15,928
			40,868
Iron/Steel — 0.2%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
3.600%	07/16/24	20	21,157

A3

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Lodging — 0.5%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24	40	$41,706
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28	10	9,974
			51,680
Machinery-Diversified — 0.6%
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
3.112%	02/15/40	16	15,825
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.400%	03/15/24	35	38,061
			53,886
Media — 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.200%	03/15/28	30	33,097
5.050%	03/30/29	50	57,500
5.375%	05/01/47	20	23,207
Comcast Corp.,
Gtd. Notes
2.650%	08/15/62	17	14,457
3.950%	10/15/25	25	27,930
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	08/15/27	15	16,275
Discovery Communications LLC,
Gtd. Notes
5.200%	09/20/47	10	11,750
5.300%	05/15/49	10	11,966
Walt Disney Co. (The),
Gtd. Notes
3.500%	05/13/40	15	15,877
			212,059
Mining — 0.8%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	10	12,865
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31	25	25,589
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
4.125%	03/12/24	15	16,239
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	15	15,420
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (continued)
Mining (cont’d.)
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45		5	$6,574
				76,687
Miscellaneous Manufacturing — 1.0%
General Electric Co.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.380%
0.575%(c)	05/05/26		100	97,074
Oil & Gas — 4.4%
BP Capital Markets America, Inc.,
Gtd. Notes
4.234%	11/06/28		50	56,720
ConocoPhillips,
Gtd. Notes, 144A
3.750%	10/01/27		35	38,644
Equinor ASA (Norway),
Gtd. Notes
1.750%	01/22/26		10	10,240
Gazprom PJSC via Gaz Finance PLC (Russia),
Sr. Unsec’d. Notes, 144A
1.500%	02/17/27	EUR	100	115,677
Hess Corp.,
Sr. Unsec’d. Notes
7.300%	08/15/31		5	6,386
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24		40	39,505
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27		25	26,144
Phillips 66,
Gtd. Notes
1.300%	02/15/26		22	21,779
2.150%	12/15/30		18	17,058
Shell International Finance BV (Netherlands),
Gtd. Notes
2.000%	11/07/24		50	52,144
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	09/15/26		45	47,811
				432,108
Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
4.080%	12/15/47		20	21,323
Packaging & Containers — 0.7%
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/26		20	21,155
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26		25	28,398

A4

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Packaging & Containers (cont’d.)
4.900%	03/15/29	15	$17,570
			67,123
Pharmaceuticals — 3.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	100	106,452
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31	20	18,973
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.400%	07/26/29	40	43,694
3.875%	08/15/25	19	21,119
CVS Health Corp.,
Sr. Unsec’d. Notes
3.750%	04/01/30	45	49,095
5.125%	07/20/45	15	18,437
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.750%	08/14/50	10	9,507
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	40	43,033
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.900%	08/20/28	30	33,363
			343,673
Pipelines — 7.4%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	10	10,067
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	40	45,852
5.875%	03/31/25	30	34,201
Enbridge, Inc. (Canada),
Gtd. Notes, 3 Month LIBOR + 0.500%
0.689%(c)	02/18/22	50	50,139
Energy Transfer Operating LP,
Gtd. Notes
4.200%	04/15/27	100	109,112
Gtd. Notes, Series 20Y
5.800%	06/15/38	20	22,667
Enterprise Products Operating LLC,
Gtd. Notes
3.950%	01/31/60	16	16,023
4.250%	02/15/48	15	15,967
4.900%	05/15/46	5	5,815
Kinder Morgan, Inc.,
Gtd. Notes
5.200%	03/01/48	5	5,794
5.300%	12/01/34	35	41,542
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	55	59,999
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Pipelines (cont’d.)
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	30	$33,581
ONEOK Partners LP,
Gtd. Notes
5.000%	09/15/23	30	32,600
ONEOK, Inc.,
Gtd. Notes
4.350%	03/15/29	50	54,514
5.200%	07/15/48	15	16,465
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.850%	10/15/23	40	42,361
4.650%	10/15/25	10	10,977
5.150%	06/01/42	15	15,228
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.600%	05/15/25	25	25,035
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	25	27,476
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	15	15,747
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48	30	33,418
			724,580
Private Equity — 0.3%
Carlyle Finance Subsidiary LLC,
Gtd. Notes, 144A
3.500%	09/19/29	26	27,188
Real Estate Investment Trusts (REITs) — 4.3%
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25	25	24,901
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/31	65	62,295
5.200%	02/15/49	10	12,166
Equinix, Inc.,
Sr. Unsec’d. Notes
2.150%	07/15/30	30	28,489
Essex Portfolio LP,
Gtd. Notes
1.650%	01/15/31	25	22,780
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.750%	06/01/28	50	57,754
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series E
4.000%	06/15/25	40	42,580
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	5	5,346

A5

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Mid-America Apartments LP,
Sr. Unsec’d. Notes
3.950%	03/15/29	20	$22,100
Physicians Realty LP,
Gtd. Notes
4.300%	03/15/27	5	5,491
Piedmont Operating Partnership LP,
Gtd. Notes
3.400%	06/01/23	25	26,000
Regency Centers LP,
Gtd. Notes
3.600%	02/01/27	20	21,637
VEREIT Operating Partnership LP,
Gtd. Notes
4.875%	06/01/26	50	57,271
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
7.375%	03/15/32	20	28,109
			416,919
Retail — 0.2%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.875%	02/15/44	10	12,737
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.600%	05/26/45	10	11,750
			24,487
Semiconductors — 2.7%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	10	10,850
Broadcom, Inc.,
Gtd. Notes
4.110%	09/15/28	52	56,776
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34	50	50,171
KLA Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/29	35	39,433
5.000%	03/15/49	50	62,357
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
3.400%	05/01/30	40	42,189
			261,776
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
4.200%	05/01/30	20	22,292
Software — 2.6%
Citrix Systems, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/27	25	28,420
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Software (cont’d.)
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.250%	06/01/27	21	$21,476
3.500%	07/01/29	30	32,355
4.200%	10/01/28	40	45,057
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	16	14,626
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	20	20,978
2.950%	04/01/30	25	25,769
3.600%	04/01/50	15	14,557
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	10	9,040
VMware, Inc.,
Sr. Unsec’d. Notes
3.900%	08/21/27	35	38,367
			250,645
Telecommunications — 5.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.750%	06/01/31	100	99,622
Sr. Unsec’d. Notes, 144A
2.550%	12/01/33	97	92,072
3.650%	09/15/59	17	15,560
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.625%	01/15/29	40	38,795
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30	25	23,686
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
2.050%	02/15/28	115	112,803
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28	100	100,324
Sr. Unsec’d. Notes, 144A
2.987%	10/30/56	14	12,316
			495,178
Toys/Games/Hobbies — 0.6%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.550%	11/19/26	50	53,968
Transportation — 0.6%
AP Moller - Maersk A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.750%	09/22/24	40	43,132

A6

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Transportation (cont’d.)
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.950%	08/15/59	10	$10,717
			53,849

Total Corporate Bonds (cost $7,889,872)			7,903,552
Municipal Bonds — 0.4%
Massachusetts — 0.1%
Commonwealth of Massachusetts,
General Obligation Limited, Taxable, Series H
2.900%	09/01/49	10	10,090
New York — 0.3%
Port Authority of New York & New Jersey,
Revenue Bonds
6.040%	12/01/29	25	32,491

Total Municipal Bonds (cost $41,652)			42,581
U.S. Treasury Obligations — 12.7%
U.S. Treasury Bonds
1.625%	11/15/50	40	33,369
1.875%	02/15/41	190	176,967
2.000%	02/15/50	14	12,821
U.S. Treasury Notes
0.375%	01/31/26	300	292,524
0.750%	01/31/28	100	95,875
0.875%	11/15/30	546	505,050
1.125%	02/15/31	100	94,484
1.750%	07/31/21	30	30,170

Total U.S. Treasury Obligations (cost $1,260,327)			1,241,260

Total Long-Term Investments (cost $9,191,851)			9,187,393

Shares
Short-Term Investments — 6.9%
Affiliated Mutual Fund — 0.8%
PGIM Core Ultra Short Bond Fund (cost $74,675)(wb)	74,675	74,675

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 6.1%
U.S. Cash Management Bills
0.053%	07/20/21	100	99,994
U.S. Treasury Bills
0.070%	05/11/21	100	99,999
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(n) (continued)
0.030%	05/27/21	300	$299,998
0.050%	06/03/21	100	99,998

Total U.S. Treasury Obligations (cost $599,953)			599,989

Total Short-Term Investments (cost $674,628)			674,664

TOTAL INVESTMENTS—101.0% (cost $9,866,479)			9,862,057

Liabilities in excess of other assets(z) — (1.0)%			(98,306)

Net Assets — 100.0%			$9,763,751

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
BRL	Brazilian Real
CNH	Chinese Renminbi
EUR	Euro
INR	Indian Rupee
JPY	Japanese Yen

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX	Credit Derivative Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown is the effective yield at purchase date.
(wb)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A7

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/05/21	Bank of America, N.A.	BRL	136	$24,777	$24,143	$—	$(634)
Expiring 05/04/21	Bank of America, N.A.	BRL	136	24,542	24,101	—	(441)
Indian Rupee,
Expiring 06/16/21	Bank of America, N.A.	INR	3,650	49,470	49,272	—	(198)
Japanese Yen,
Expiring 05/17/21	JPMorgan Chase Bank, N.A.	JPY	4,200	39,780	37,949	—	(1,831)
				$138,569	$135,465	—	(3,104)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/05/21	Bank of America, N.A.	BRL	136	$24,573	$24,143	$430	$—
Euro,
Expiring 05/17/21	Bank of America, N.A.	EUR	100	121,883	117,387	4,496	—
Expiring 05/17/21	Bank of America, N.A.	EUR	4	4,834	4,696	138	—
Expiring 05/17/21	Citibank, N.A.	EUR	184	221,747	215,990	5,757	—
				$373,037	$362,216	10,821	—
						$10,821	$(3,104)
Credit default swap agreements outstanding at March 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
General Electric Co.	06/20/26	1.000%(Q)	100	0.855%	$646	$764	$118

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.35	12/20/25	1.000%(Q)	930	0.482%	$20,603	$22,546	$1,943
CDX.NA.IG.36	06/20/26	1.000%(Q)	700	0.538%	15,440	16,598	1,158
					$36,043	$39,144	$3,101
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the
A8

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CNH	60	12/16/25	2.587%(Q)	7 Day China Fixing Repo Rate(2)(Q)	$—	$(71)	$(71)
CNH	200	03/17/26	2.810%(Q)	7 Day China Fixing Repo Rate(2)(Q)	—	52	52
CNH	400	03/17/26	2.882%(Q)	7 Day China Fixing Repo Rate(2)(Q)	—	311	311
					$—	$292	$292

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A9